Note 7 - Income Taxes (Details) - Summary of Effective Tax Rate Reconciliation	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Effective Tax Rate Reconciliation [Abstract]
Statutory tax benefit	(34.00%)	(34.00%)
State income taxes, net of federal effects	(4.00%)	(4.00%)
Permanent items	1.00%	1.00%
Change in deferred tax asset valuation allowance	37.00%	37.00%